Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2,3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2,4,5)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in 000s)	Hotel EBITDA per Key (in 000s)(8)
					TSR(6)	Peer Group TSR(7)
2023	$6,989,824	$7,356,097	$3,186,354	$3,540,561	$60.20	$112.04	$(74,276)	$29.2
2022	$5,724,130	$(1,271,585)	$2,639,892	$(1,188,791)	$50.30	$100.69	$(84,981)	$30.9
2021	$11,273,094	$11,209,540	$7,201,511	$7,146,486	$83.83	$134.10	$(186,372)	$12.0
2020	$4,364,168	$2,858,485	$2,134,962	$1,521,916	$70.33	$94.92	$(392,593)	$(3.1)

Company Selected Measure Name	Hotel EBITDA per Key
Named Executive Officers, Footnote	Amounts shown are the amounts of total compensation reported for our Chief Executive Officer, Mr. Bortz, who is our principal executive officer.Amounts shown are the averages of the amounts of total compensation reported for our Co-Presidents, Messrs. Martz and Fisher, who are our two non-CEO NEOs.
Peer Group Issuers, Footnote	In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in the common equity of the FTSE Nareit All Equity REITs Index. The amounts shown for 2020, 2021 and 2022 are higher than shown for those years in the proxy statement for our 2023 annual meeting by 3.1%, 1.7% and 0.9%, respectively, due to the inadvertent use of the FTSE Nareit Equity REITs Index instead.
PEO Total Compensation Amount	$ 6,989,824	$ 5,724,130	$ 11,273,094	$ 4,364,168
PEO Actually Paid Compensation Amount	$ 7,356,097	(1,271,585)	11,209,540	2,858,485
Adjustment To PEO Compensation, Footnote	The following table provides a reconciliation from Summary Compensation Table Total for CEO to Compensation Actually Paid to CEO, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718, “SCT” means the Summary Compensation Table in this Proxy Statement, “FY” means “fiscal year” and “FYE” means “fiscal year end.”

	2020	2021	2022	2023
SCT Total for CEO	$4,364,168	$11,273,094	$5,724,130	$6,989,824
Subtract amount reported under the “Share Awards” Column in the SCT	(3,222,343)	(8,672,101)	(3,359,507)	(4,016,336)
Subtract Fair Value (as of vesting date) of awards granted during FY that vested during such FY	—	—	—	—
Add Fair Value (as of FYE) of awards granted during FY that remained unvested as of FYE	2,324,698	8,549,469	1,569,650	3,943,973
Add (subtract) change in Fair Value from prior FYE to FYE for awards granted during prior FY that were outstanding and unvested as of FYE	(740,054)	46,791	(5,218,488)	420,859
Add (subtract) change in Fair Value from prior FYE to vesting date for awards granted during prior FY that vested during FY	—	—	—	—
Subtract Fair Value as of prior FYE of awards granted during prior FY that were Forfeited during FY	—	—	—	—
Add dividends or other earnings paid on awards during FY prior to vesting date	132,016	12,287	12,630	17,777
Compensation Actually Paid to CEO	$2,858,485	$11,209,540	$(1,271,585)	$7,356,097

Non-PEO NEO Average Total Compensation Amount	$ 3,186,354	2,639,892	7,201,511	2,134,962
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,540,561	(1,188,791)	7,146,486	1,521,916
Adjustment to Non-PEO NEO Compensation Footnote	The following table provides a reconciliation from Summary Compensation Table Total for Non-CEO NEOs to Compensation Actually Paid to Non-CEO NEOs, in which “Fair Value” means fair value calculated in accordance with FASB ASC 718, “SCT” means the Summary Compensation Table in this Proxy Statement, “FY” means “fiscal year” and “FYE” means “fiscal year end.”

	2020	2021	2022	2023
Average SCT Total for Non-CEO NEOs	$2,134,962	$7,201,511	$2,639,892	$3,186,354
Subtract amount reported under the “Share Awards” Column in the SCT	(1,323,452)	(5,905,682)	(1,439,792)	(1,703,360)
Subtract Fair Value (as of vesting date) of awards granted during FY that vested during such FY	—	—	—	—
Add Fair Value (as of FYE) of awards granted during FY that remained unvested as of FYE	954,779	5,822,259	672,709	1,672,671
Add (subtract) change in Fair Value from prior FYE to FYE for awards granted during prior FY that were outstanding and unvested as of FYE	(312,074)	19,217	(3,070,946)	374,615
Add (subtract) change in Fair Value from prior FYE to vesting date for awards granted during prior FY that vested during FY	—	—	—	—
Subtract Fair Value as of prior FYE of awards granted during prior FY that were Forfeited during FY	—	—	—	—
Add dividends or other earnings paid on awards during FY prior to vesting date	67,701	9,181	9,346	10,281
Average Compensation Actually Paid to Non-CEO NEOs	$1,521,916	$7,146,486	$(1,188,791)	$3,540,561

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the compensation actually paid (as computed in accordance with SEC rules, the “CAP”) of our CEO, the average CAP of the two other NEOs, and the values of $100 investments made in Common Shares and the Nareit Equity REITs Index on January 1, 2020 as of December 31, 2020, 2021, 2022 and 2023 (as computed in accordance with SEC rules, “Company TSR” and “Peer Group TSR,” respectively).

Compensation Actually Paid vs. Net Income
In contrast, as the following two charts show, there has been almost no correlation between our NEOs’ CAPs and either Net Income or Hotel EBITDA per Key. In our compensation program for each of the years presented, we did not use Net Income to determine any portion of our NEOs’ compensation, and we used Hotel EBITDA per Key only for the cash incentive bonus, to which it contributed on average 1.6% of our NEOs’ target total compensation for 2021, 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure
In contrast, as the following two charts show, there has been almost no correlation between our NEOs’ CAPs and either Net Income or Hotel EBITDA per Key. In our compensation program for each of the years presented, we did not use Net Income to determine any portion of our NEOs’ compensation, and we used Hotel EBITDA per Key only for the cash incentive bonus, to which it contributed on average 1.6% of our NEOs’ target total compensation for 2021, 2022 and 2023.

Total Shareholder Return Vs Peer Group
The following chart illustrates the compensation actually paid (as computed in accordance with SEC rules, the “CAP”) of our CEO, the average CAP of the two other NEOs, and the values of $100 investments made in Common Shares and the Nareit Equity REITs Index on January 1, 2020 as of December 31, 2020, 2021, 2022 and 2023 (as computed in accordance with SEC rules, “Company TSR” and “Peer Group TSR,” respectively).

Tabular List, Table
The following table sets forth the most important financial measures used to link executive compensation and company performance for our executive compensation program of the years indicated.

2021 and 2022	2023
Company TSR	Company TSR
Company TSR relative to TSRs of the TSR Peer Group	Company TSR relative to TSRs of the TSR Peer Group
Hotel EBITDA per Key	Hotel EBITDA per Key growth vs. Peers’
Gross Proceeds from Dispositions	Gross Proceeds from Dispositions
Portfolio RevPAR Penetration Index Improvement
Adjusted FFO per Share

Total Shareholder Return Amount	$ 60.20	50.30	83.83	70.33
Peer Group Total Shareholder Return Amount	112.04	100.69	134.10	94.92
Net Income (Loss)	$ (74,276,000)	$ (84,981,000)	$ (186,372,000)	$ (392,593,000)
Company Selected Measure Amount	29,200	30,900	12,000.0	(3,100)
PEO Name	Mr. Bortz
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. Negative amounts in this column do not represent money that our executive officers paid back to the Company.In accordance with SEC rules, amounts in this column represent, as of December 31 of each year presented, the cumulative value of a $100 investment made on January 1, 2020 in Common Shares.
Measure:: 1
Pay vs Performance Disclosure
Name	Hotel EBITDA per Key growth vs. Peers’	Hotel EBITDA per Key	Hotel EBITDA per Key
Non-GAAP Measure Description	We have presented Hotel EBITDA per Key because it is the only financial measure among the performance metrics used for determining compensation actually paid to our NEOs for 2021, 2022 and 2023. We did not include a financial measure among the performance metrics for our 2020 compensation program. Hotel EBITDA per Key, which is a non-GAAP financial measure, is calculated by dividing (a) the total net income generated by our hotel properties for the period plus the total depreciation and amortization of those hotel properties for the period by (b) the total number of guest rooms of those hotel properties for the period. We believe that Hotel EBITDA per Key is a useful financial measure for evaluating the operating performance of our hotels because it excludes the impact of depreciation and amortization and is, in effect, a proxy for cash flow from the hotel properties.
Measure:: 2
Pay vs Performance Disclosure
Name	Company TSR	Company TSR	Company TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Company TSR relative to TSRs of the TSR Peer Group	Company TSR relative to TSRs of the TSR Peer Group	Company TSR relative to TSRs of the TSR Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Proceeds from Dispositions	Gross Proceeds from Dispositions	Gross Proceeds from Dispositions
Measure:: 5
Pay vs Performance Disclosure
Name	Portfolio RevPAR Penetration Index Improvement
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted FFO per Share
PEO | Subtract Amount Under Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,016,336)	$ (3,359,507)	$ (8,672,101)	$ (3,222,343)
PEO | Subtract Fair Value Of Awards Granted During Fiscal Year That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Add Fair Values Of Awards Granted During Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,943,973	1,569,650	8,549,469	2,324,698
PEO | Increase (Decrease) Due To Change in Fair Value From Prior Year to Current Year For Awards Granted During Prior Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,859	(5,218,488)	46,791	(740,054)
PEO | Increase (Decrease) Change In Fair Value From Prior Year To Vesting Date Of Awards Granted During Prior Year That Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Subtract Fair Value As Of Prior Year Of Awards Granted During Prior Year That Were Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Add Dividends Or Other Earnings Paid On Awards During Prior Year To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,777	12,630	12,287	132,016
Non-PEO NEO | Subtract Amount Under Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,703,360)	(1,439,792)	(5,905,682)	(1,323,452)
Non-PEO NEO | Subtract Fair Value Of Awards Granted During Fiscal Year That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Add Fair Values Of Awards Granted During Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,672,671	672,709	5,822,259	954,779
Non-PEO NEO | Increase (Decrease) Due To Change in Fair Value From Prior Year to Current Year For Awards Granted During Prior Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	374,615	(3,070,946)	19,217	(312,074)
Non-PEO NEO | Increase (Decrease) Change In Fair Value From Prior Year To Vesting Date Of Awards Granted During Prior Year That Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Subtract Fair Value As Of Prior Year Of Awards Granted During Prior Year That Were Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Add Dividends Or Other Earnings Paid On Awards During Prior Year To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,281	$ 9,346	$ 9,181	$ 67,701